NET LOSS PER SHARE - Schedule of Basic and Diluted Net Loss Per Share Attributable to Ordinary Shareholders (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025		Dec. 31, 2024
Numerator:
Net loss	$ 2,733	$ 1,735	$ 11,912		$ 16,519
Net loss attributable to ordinary shareholders, basic			11,912		16,443
Net loss attributable to ordinary shareholders, diluted			$ 11,912		$ 16,443
Denominator:
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic (in Shares)	323,038	45,198	132,951	[1]	4,157	[1]
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, diluted (in Shares)	323,038	45,198	132,951	[1]	4,157	[1]
Net loss per share attributable to ordinary shareholders, basic	$ 8.46	$ 38.39	$ 89.61		$ 3,955.11
Net loss per share attributable to ordinary shareholders, diluted	$ 8.46	$ 38.39	$ 89.61		$ 3,955.11

[1]	All share amounts have been retroactively adjusted to reflect a 1-for-15 and 1-for-10 reverse share splits, effected on July 28, 2025 and May 28, 2026, respectively, as discussed in Note 1(e)